CAPITALIZATION (Tables)	12 Months Ended
Feb. 02, 2018
Equity [Abstract]
Schedule of Stock by Class
The following table presents the repurchase activity with respect to the Class V Common Stock for the fiscal year ended February 2, 2018, and the attribution of the Class V Group between the Class V Common Stock and the DHI Group's retained interest as of the dates indicated:

	Class V Common Stock		DHI Group Retained Interest
	Shares of Class V Common Stock	Interest in Class V Group	Retained Interest Shares	Interest in Class V Group

As of September 7, 2016	223	65%	120	35%
DHI Group Repurchase Program	(7)		7
Class V Group Repurchase Program	(7)		—
As of February 3, 2017	209	62%	127	38%
Repurchases of Class V Common Stock	(10)		—
As of February 2, 2018	199	61%	127	39%
The following table summarizes the Company's authorized, issued, and outstanding common stock as of the dates indicated:

	Authorized	Issued	Outstanding
	(in millions of shares)
Common stock as of February 3, 2017
Class A	600	410	410
Class B	200	137	137
Class C	900	22	22
Class D	100	—	—
Class V	343	223	209
	2,143	792	778

Common stock as of February 2, 2018
Class A	600	410	410
Class B	200	137	137
Class C	7,900	24	23
Class D	100	—	—
Class V	343	223	199
	9,143	794	769